Warrants and Options	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Warrants and Options

Note 13 - Warrants and Options

Warrants

During the year ended December 31, 2024, the Company reached a settlement with Bigger Capital Fund LP, (“Bigger”) for a resolution to all issues and claims that relate to the previously filed action against the Company in the Supreme Court of the State of New York, New York County, Index No. 65018/2024 (see Note 14). Under the terms of the Settlement the Company agreed to cancel 1,656,050 original warrants with an exercise price of $1.40 held by Bigger in exchange for 5,332,889 “exchange” warrants with an exercise price of $0.4348. The fair value of the exchange warrants is $2,732,329 which is offset by the unamortized value of $439,028 of the original warrants.

Reporting Date	Relative Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
1/17/25	$2,732,329	5	$0,4348	$0,5435	161%	0.0442

PIPE Warrants: On January 19, 2023, in a private placement, the Company entered into a Securities Purchase Agreement (the “PIPE Agreement”) with certain purchasers, for the issuance of 9,260,361 common stock warrants (the “PIPE Offering”) at a price of $0.125 per warrant, comprised of two common stock warrants (the “Common Warrants,”), each to purchase up to one share of Common Stock per Common Warrant with an exercise price of $1.00 per share, with (a) 4,315,787 Common Warrants being immediately exercisable for three years following 6 months from the closing of the PIPE Offering, and (b) 4,315,787 Common Warrants being immediately exercisable for five years following 6 months from the closing of the PIPE Offering. On February 15, 2023, the Company filed an S-1 Registration Statement (File No. 333-269794) covering the underlying shares of the Warrants.

	Relative	Term	Exercise	Market Price on Grant	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Price	Date	Percentage	Rate
01/23/23	$2,311,614	3	$1.00	$0.65	287%	0.0388
01/23/23	$2,602,996	5	$1.00	$0.65	371%	0.0361

During the year ended December 31, 2023, the Company entered into four Investor Relations Consulting Agreements under the terms of which the Company issued a total of 1,000,000 five-year warrants, with an exercise price between $1.00 and $1.40. The Company recorded an expense of $364,960 in connection with this issuance.

	Relative	Term		Market Price on	Volatility	Risk-free
Reporting Date	Fair Value	(Years)	Exercise Price	Grant Date	Percentage	Rate
08/10-08/21/23	$364,960	5	$1.00 -1.40	$0.87-1.18	151%	0.0421-0465
10/05/23	$545,703	5	$1.00-6.00	$1.05	152%	.0468

The following tables summarize all warrants outstanding as of December 31, 2024 and 2023, and the related changes during the period. Exercise price is the weighted average for the respective warrants at end of period.

	Number of Warrants	Wtd. Average Exercise Price

Balance at December 31, 2022	15,958,126	1.81
Warrants issued in Public Offering	9,260,554	0.93
Warrants issued for services	1,000,000	2.69
Warrants exercised in connection with Convertible notes	(1,200,000)	(0.93)
Warrants exercised in connection with PIPE	(10,266,845)	(0.93)
Balance at December 31, 2023	14,751,835	$2.00
Warrants cancelled in the Bigger Settlement	(1,656,050)	(1.40)
Warrants issued in the Bigger Settlement	5,332,889	0.43
Warrants issued in a private placement	3,370,787	0.89
Warrant conversions	(2,996,127)	(1.32)
Balance at December 31, 2024	18,803,334	$1.52

Warrants Exercisable at December 31, 2024	18,803,334	$1.52

Stock Options

During the year ended December 31, 2024, the Company granted a total of 5,555,000 five-year options to employees of the Company of which 1,435,000 have vesting schedule from one to three years with an exercise price between $1.06 and $2.01 and 4,120,000 which vested immediately upon grant with an exercise price of $1.79. During the same period, the Company also granted a total of 5,120,000 five-year options to consultants to the Company, which have vesting schedule from six months to one year with an exercise price between $1.00 and $2.32. The total fair value of the options is $17,372,444. The fair value of the options is being amortized over the vesting period. The Company recognized $14,735,228 expense related to the options for the year ended December 31, 2024.

The fair value of these options were measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date. For options granted to employes, we use a plain vanilla Black-Scholes calculation to calculate fair value with standard market inputs.

	Number of	Term		Grant	Market Price on Volatility
Reporting Date	Options	(Years)	Exercise Price	Date	Percentage	Fair Value
1/16 – 6/26/24	5,555,000	2.5	$1.06 – 1.96	$1.06 – 1.96	119% - 121%	$6,734,613
1/17 – 9/10/24	5,120,000	5-10	$1.00 – 2.37	$1.00 – 2.37	155% - 162%	10,637,831

During the year ended December 31, 2023, the Company entered into five employment and director agreements under the terms of which the Company issued 400,000 five-year options, with quarterly vesting, with an exercise price between $0.49 and $1.13 and 50,000 three-year options, immediately vesting with an exercise price of $0.46. The total fair value of the options $202,638. The fair value of the options is being amortized over the vesting period. The Company recognized $39,444 expense for the year ended December 31, 2023.

The fair value of these options was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

	Number of	Term		Grant	Market Price on Volatility
Reporting Date	Options	(Years)	Exercise Price	Date	Percentage	Fair Value
7/10-8/18/23	450,000	3-5	$0.46-1.13	$0.46-1.13	158-160%	$271,547

At December 31, 2024 the Company had 18,521,166 options outstanding.

	Options	Wtd. Ave. Ex Price
Balance at December 31, 2022	7,515,166	$1.19
Options exercised	-	-
Options Granted	550,000	0.91
Balance at December 31, 2023	8,065,166	1.17
Options exercised	(219,000)	(0.42)
Options Granted	10,675,000	1.99
Balance at December 31, 2024	18,521,166	$1.65